Vanguard Global ESG Select Stock Fund Expense Example - Retail Prospectus [Member] - Vanguard Global ESG Select Stock Fund	Jan. 31, 2026 USD ($)
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
Admiral Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	$ 555